Debt - Schedule of Debt Instruments (Details) - USD ($)	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018	Jun. 30, 2018	Jun. 01, 2018	May 31, 2018	May 01, 2018
Debt Instrument [Line Items]
Unamortized debt issuance costs	$ (129,000,000)	$ (142,000,000)	$ (160,185,000)
Long-term Debt, Net	10,106,000,000	10,093,480,000	9,245,552,000
Current debt	141,000,000	0	0
Total Debt, Net	10,247,000,000	10,093,480,000	9,413,552,000
Previously Reported [Member]
Debt Instrument [Line Items]
Unamortized debt issuance costs		(141,175,000)
2024 CCH Senior Notes [Member]
Debt Instrument [Line Items]
Long-term Debt, Gross	$ 1,250,000,000	$ 1,250,000,000	1,250,000,000
Debt Instrument, Interest Rate, Stated Percentage	7.00%	7.00%
2025 CCH Senior Notes [Member]
Debt Instrument [Line Items]
Long-term Debt, Gross	$ 1,500,000,000	$ 1,500,000,000	1,500,000,000
Debt Instrument, Interest Rate, Stated Percentage	5.875%	5.875%
2027 CCH Senior Notes [Member]
Debt Instrument [Line Items]
Long-term Debt, Gross	$ 1,500,000,000	$ 1,500,000,000	1,500,000,000
Debt Instrument, Interest Rate, Stated Percentage	5.125%	5.125%
4.80% CCH Senior Notes [Member]
Debt Instrument [Line Items]
Long-term Debt, Gross	$ 727,000,000	$ 727,000,000	0
Debt Instrument, Interest Rate, Stated Percentage	4.80%	4.80%
3.925% CCH Senior Notes [Member]
Debt Instrument [Line Items]
Long-term Debt, Gross		$ 475,000,000	0
Debt Instrument, Interest Rate, Stated Percentage		3.925%
2029 Corpus Christi Holdings Senior Notes [Member]
Debt Instrument [Line Items]
Long-term Debt, Gross	$ 1,500,000,000	$ 1,500,000,000	0
Debt Instrument, Interest Rate, Stated Percentage	3.70%	3.70%
CCH Credit Facility [Member]
Debt Instrument [Line Items]
Long-term Debt, Gross	$ 3,283,000,000	$ 3,282,655,000	5,155,737,000
Line of Credit Facility, Maximum Borrowing Capacity						$ 6,100,000,000	$ 4,600,000,000
CCH Working Capital Facility [Member]
Debt Instrument [Line Items]
Current debt	141,000,000	0	$ 168,000,000
Line of Credit Facility, Maximum Borrowing Capacity	1,200,000,000	1,200,000,000		$ 1,200,000,000	$ 350,000,000
3.925% CCH Senior Notes [Member]
Debt Instrument [Line Items]
Long-term Debt, Gross	$ 475,000,000	$ 475,000,000
Debt Instrument, Interest Rate, Stated Percentage	3.925%	3.925%